INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                December 31, 2003
                                    (Audited)
















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-21917U



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



Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the "Separate Account") at December 31, 2003 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 25, 2004



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               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2003
                                   (Audited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):
 Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market Fund
          684,956  qualified shares             (Cost $   684,956)  $   684,956
        1,643,430  non-qualified shares         (Cost $ 1,643,430)    1,643,430

Putnam Variable Trust Income Fund
          129,892  qualified shares             (Cost $ 1,873,569)    1,676,910
          303,724  non-qualified shares         (Cost $ 4,197,741)    3,921,084

Putnam Variable Trust Growth and Income Fund II
          372,946  qualified shares             (Cost $ 9,704,209)    8,723,198
           95,447  shares owned by
                    Investors Life              (Cost $ 2,483,565)    2,232,499
          152,169  non-qualified shares         (Cost $ 3,601,121)    3,559,232
           95,896  shares owned by
                    Investors Life              (Cost $ 2,269,398)    2,243,002

Putnam Variable Trust Voyager Fund
           15,364  qualified shares             (Cost $   533,642)      400,989
           65,721  shares owned by
                    Investors Life              (Cost $ 2,282,757)    1,715,314
           13,299  non-qualified shares         (Cost $   488,838)      347,113
           65,790  shares owned by
                    Investors Life              (Cost $ 2,418,226)    1,717,124

Total Assets                                                        $28,864,851

   The accompanying notes are an integral part of these financial statements.



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



                                   NET ASSETS


Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market Fund
          275,356  qualified accumulation
                    units outstanding           ($2.487530 per unit)$   684,956
          665,680  non-qualified accumulation
                    units outstanding           ($2.468799 per unit)  1,643,430

Putnam Variable Trust Income Fund
          379,550  qualified accumulation
                    units outstanding           ($4.418152 per unit)  1,676,910
          897,243  non-qualified accumulation
                    units outstanding           ($4.370147 per unit)  3,921,084

Putnam Variable Trust Growth and Income Fund II
          998,243  qualified accumulation
                    units outstanding           ($8.738552 per unit)  8,723,198
          255,477  Investors Life equity        ($8.738552 per unit)  2,232,499
          473,560  non-qualified accumulation
                    units outstanding           ($7.515906 per unit)  3,559,232
          298,434  Investors Life equity        ($7.515906 per unit)  2,243,002

Putnam Variable Trust Voyager Fund
          116,885  qualified accumulation
                    units outstanding           ($3.430628 per unit)    400,989
          500,000  Investors Life equity        ($3.430628 per unit)  1,715,314
          101,074  non-qualified accumulation
                    units outstanding           ($3.434247 per unit)    347,113
          500,000  Investors Life equity        ($3.434247 per unit)  1,717,124

Net Assets                                                          $28,864,851

   The accompanying notes are an integral part of these financial statements.



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



               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2003
                                   (Audited)



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Fund            Fund
                                                                                Market          Market
                                                                                Qualified       Non-Qualified

Investment Income:
      Dividends                                                                 $     5,828     $    13,065

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                      9,132          20,671

      Investment income (loss) - net                                                 (3,304)         (7,606)

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  152,525         201,988
      Cost of shares sold                                                           152,525         201,988

      Net realized gain (loss) on investments                                             0               0

      Change in unrealized appreciation (depreciation) in value of investments            0               0

      Net realized and unrealized gain (loss) on investments                              0               0

Net Increase (Decrease) in Net Assets from Operations                           $    (3,304)    $    (7,606)

   The accompanying notes are an integral part of these financial statements.



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



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Income    Trust Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified

Investment Income:
      Dividends                                                                 $    91,707     $   212,966

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     21,709          50,075

      Investment income (loss) - net                                                 69,998         162,891

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  335,652         959,517
      Cost of shares sold                                                           329,365         910.025

      Net realized gain (loss) on investments                                         6,287          49,492

      Change in unrealized appreciation (depreciation) in value of investments      (13,486)        (69,842)

      Net realized and unrealized gain (loss) on investments                         (7,199)        (20,350)

Net Increase (Decrease) in Net Assets from Operations                           $    62,799       $ 142,541

   The accompanying notes are an integral part of these financial statements.



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



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                Fund II         Fund II
                                                                                Qualified*      Non-Qualified*

Investment Income:
      Dividends                                                                 $   220,346     $   107,494

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                    121,885          62,048

      Investment income (loss) - net                                                 98,461          45,446

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                1,800,205         849,217
      Cost of shares sold                                                         2,353,935       1,193,574

      Net realized gain (loss) on investments                                      (553,730)       (344,357)

      Change in unrealized appreciation (depreciation) in value of investments    2,870,112       1,530,592

      Net realized and unrealized gain (loss) on investments                      2,316,382       1,186,235

Net Increase (Decrease) in Net Assets from Operations                           $ 2,414,843     $ 1,231,681

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life



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



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Voyager         Voyager
                                                                                Fund            Fund
                                                                                Qualified*      Non-Qualified*

Investment Income:
      Dividends                                                                 $    12,549    $    11,746

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     23,247          22,150

      Investment income (loss) - net                                                (10,698)        (10,404)

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  138,448         240,171
      Cost of shares sold                                                           136,629         251,985

      Net realized gain (loss) on investments                                         1,819         (11,814)

      Change in unrealized appreciation (depreciation) in value of investments      427,363         429,059

      Net realized and unrealized gain (loss) on investments                        429,182         417,245

Net Increase (Decrease) in Net Assets from Operations                           $   418,484     $   406,841

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life



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



               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                          Year Ended December 31, 2003
                                   (Audited)


                                                                                Putman          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Market          Market
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (3,304)    $    (7,606)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                            (3,304)         (7,606)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            33,139         422,740
    Net contract surrenders and transfers out (Note 3)                             (138,163)        (83,995)
    Benefit payments to annuitants                                                   (6,059)        (63,642)

    Net Increase (Decrease) from accumulation unit transactions                    (111,083)        275,103

Net Increase (Decrease) in Net Assets                                              (114,387)        267,497

Net Assets:
    Net assets at December 31, 2002                                                 799,343       1,375,933

    Net assets at December 31, 2003                                             $   684,956     $ 1,643,430

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Market          Market
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $     2,408     $     3,755
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                             2,408           3,755

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            42,544         195,771
    Net contract surrenders and transfers out (Note 3)                             (347,446)       (357,980)
    Benefit payments to annuitants                                                   (7,086)        (32,092)

    Net Increase (Decrease) from accumulation unit transactions                    (311,988)       (194,301)

Net Increase (Decrease) in Net Assets                                              (309,580)       (190,546)

Net Assets:
    Net assets at December 31, 2001                                               1,108,923       1,566,479

    Net assets at December 31, 2002                                             $   799,343     $ 1,375,933

   The accompanying notes are an integral part of these financial statements.

                                                                                Putnam          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    69,998     $   162,891
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           6,287          49,492
    Change in appreciation (depreciation) in value of investments                   (13,486)        (69,842)

    Net Increase (Decrease) in net assets from operations                            62,799         142,541

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                               743              50
    Net contract surrenders and transfers out (Note 3)                             (296,507)       (828,936)
    Benefit payments to annuitants                                                  (18,179)        (80,556)

    Net Increase (Decrease) from accumulation unit transactions                    (313,943)       (909,442)

Net Increase (Decrease) in Net Assets                                              (251,144)       (766,901)

Net Assets:
    Net assets at December 31, 2002                                               1,928,054       4,687,985

    Net assets at December 31, 2003                                             $ 1,676,910     $ 3,921,084

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002


                                                                                Putnam          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    66,837     $   190,221
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           2,573          23,514
    Change in appreciation (depreciation) in value of investments                    51,318          96,698

    Net Increase (Decrease) in net assets from operations                           120,728         310,433

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                           177,114          36,879
    Net contract surrenders and transfers out (Note 3)                              (23,081)       (413,002)
    Benefit payments to annuitants                                                  (18,534)        (71,675)

    Net Increase (Decrease) from accumulation unit transactions                     135,499        (447,798)

Net Increase (Decrease) in Net Assets                                               256,227        (137,365)

Net Assets:
    Net assets at December 31, 2001                                               1,671,827       4,825,350

    Net assets at December 31, 2002                                             $ 1,928,054     $ 4,687,985

   The accompanying notes are an integral part of these financial statements.

                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                Fund II         Fund II
                                                                                Qualified*      Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    98,461     $    45,446
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                        (553,730)       (344,357)
    Change in appreciation (depreciation) in value of investments                 2,870,112       1,530,592

    Net Increase (Decrease) in net assets from operations                         2,414,843       1,231,681

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            61,975           1,380
    Net contract surrenders and transfers out (Note 3)                           (1,613,560)       (708,974)
    Benefit payments to annuitants                                                  (93,436)        (79,601)

    Net Increase (Decrease) from accumulation unit transactions                  (1,645,021)       (787,195)

Net Increase (Decrease) in Net Assets                                               769,822         444,486

Net Assets:
    Net assets at December 31, 2002                                              10,185,875       5,357,748

    Net assets at December 31, 2003                                             $10,955,697     $ 5,802,234

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                          Year Ended December 31, 2002


                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                Fund II         Fund II
                                                                                Qualified*      Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    70,984     $    41,093
    Realized capital gain distributions                                              71,242          39,465
    Net realized gain (loss) on investments                                        (129,403)       (302,742)
    Change in appreciation (depreciation) in value of investments                (2,674,113)     (1,222,073)

    Net Increase (Decrease) in net assets from operations                        (2,661,290)     (1,444,257)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            67,542           6,338
    Net contract surrenders and transfers out (Note 3)                           (1,293,223)       (942,172)
    Benefit payments to annuitants                                                 (133,996)        (84,310)

    Net Increase (Decrease) from accumulation unit transactions                  (1,359,677)     (1,020,144)

Net Increase (Decrease) in Net Assets                                            (4,020,967)     (2,464,401)

Net Assets:
    Net assets at December 31, 2001                                              14,206,842       7,822,149

    Net assets at December 31, 2002                                             $10,185,875     $ 5,357,748

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Voyager         Voyager
                                                                                Fund            Fund
                                                                                Qualified*      Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $   (10,698)    $   (10,404)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           1,819         (11,814)
    Change in appreciation (depreciation) in value of investments                   427,363         429,059

    Net Increase (Decrease) in net assets from operations                           418,484         406,841

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             6,379             900
    Net contract surrenders and transfers out (Note 3)                             (115,459)       (197,834)
    Benefit payments to annuitants                                                   (5,182)        (21,087)

    Net Increase (Decrease) from accumulation unit transactions                    (114,262)      (218,021)

Net Increase (Decrease) in Net Assets                                               304,222         188,820

Net Assets:
    Net assets at December 31, 2002                                               1,812,081       1,875,417

    Net assets at December 31, 2003                                             $ 2,116,303     $ 2,064,237

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                          Year Ended December 31, 2002


                                                                                Putnam          Putnam
                                                                                Variable Trust  Variable Trust
                                                                                Voyager         Voyager
                                                                                Fund            Fund
                                                                                Qualified*      Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (7,245)    $    (7,197)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           9,782           7,323
    Change in appreciation (depreciation) in value of investments                  (658,626)       (702,396)

    Net Increase (Decrease) in net assets from operations                          (656,089)       (702,270)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            93,023          13,733
    Net contract surrenders and transfers out (Note 3)                              (72,792)        (34,819)
    Benefit payments to annuitants                                                   (5,891)        (17,263)

    Net Increase (Decrease) from accumulation unit transactions                      14,340         (38,349)

Net Increase (Decrease) in Net Assets                                              (641,749)       (740,619)

Net Assets:
    Net assets at December 31, 2001                                               2,453,830       2,616,036

    Net assets at December 31, 2002                                             $ 1,812,081     $ 1,875,417

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2003

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund II or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (see Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date;
(c) the cost of investments sold is determined on the first-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 2003, were $72,051 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 2003, the total of all transfers between Separate Account divisions was $455,255. Contract surrender benefits amounted to $3,983,428. Annuity benefits amounted to $367,742. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

Year Ended December 31, 2003

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2003, and units outstanding at December 31, 2003 were as follows:

                                                 Putnam               Putnam
                                              Variable Trust      Variable Trust
                                                  Money                Money
                                               Market Fund          Market Fund
                                                Qualified          Non-Qualified

Units outstanding at December 31, 2002          319,933               554,718

Units purchased and transfers in                 13,268               170,439

Benefits, surrenders and transfers out          (57,845)              (59,477)

Units outstanding at December 31, 2003          275,356               665,680




                                            Putnam Variable     Putnam Variable
                                             Trust Income         Trust Income
                                                 Fund                Fund
                                               Qualified         Non-Qualified

Units outstanding at December 31, 2002          451,461             1,110,325

Units purchased and transfers in                    171                    12

Benefits, surrenders and transfers out          (72,082)             (213,094)

Units outstanding at December 31, 2003          379,550               897,243

                                                 Putnam              Putnam
                                                Variable            Variable
                                              Trust Growth        Trust Growth
                                              and Income          and Income
                                                Fund II             Fund II
                                               Qualified*         Non-Qualified*

Units outstanding at December 31, 2002        1,470,768               899,547

Units purchased and transfers in                  8,634                   215

Benefits, surrenders and transfers out         (225,682)             (127,768)

Units outstanding at December 31, 2003        1,253,720               771,994




                                              Putnam                 Putnam
                                          Variable Trust          Variable Trust
                                           Voyager Fund            Voyager Fund
                                            Qualified*            Non-Qualified*

Units outstanding at December 31, 2002          653,240               675,438

Units purchased and transfers in                  2,060                   296

Benefits, surrenders and transfers out          (38,415)              (74,660)

Units outstanding at December 31, 2003          616,885               601,074

*Includes shares owned by Investors Life

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                             Accumulation      Aggregate      Monthly         Annuity
                                                                 Units           Value      Annuity Units    Unit Value

Putnam Variable Trust Money Market Fund, Qualified               28,356         $ 70,536          825        $0.6791200
Putnam Variable Trust Money Market Fund, Non-Qualified         $190,770         $470,973        9,430        $0.6791912
Putnam Variable Trust Growth and Income Fund II, Qualified*     109,876         $960,157        6,380        $1.4728284
Putnam Variable Trust Growth and Income Fund II, Non-Qualified*  79,051         $594,140        5,486        $1.5844334
Putnam Variable Trust Income Fund, Qualified                     53,549         $236,588        1,517        $1.2898781
Putnam Variable Trust Income Fund, Non-Qualified                172,784         $755,091        8,837        $1.2885367
Putnam Variable Trust Voyager Fund, Qualified                    20,711         $ 71,052          462        $0.7206068
Putnam Variable Trust Voyager Fund, Non-Qualified                57,837         $198,627        3,398        $0.4480051

Note 7. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds or charged through the redemption of units, for each of the five years in the year ended December 31, 2003 were as follows:


Putnam Variable Trust
Money Market Fund
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      275,356    $2.487530     $   685       1.20%      0.77%     -0.43%

12/31/02      319,933    $2.498471     $   799       1.20%      1.46%      0.26%

12/31/01      444,922    $2.492399     $ 1,109       1.20%      3.93%      2.73%

12/31/00      470,961    $2.425457     $ 1,142       1.20%      5.92%      4.72%

12/31/99      506,682    $2.314604     $ 1,173       1.20%      4.67%      3.47%




Putnam Variable Trust
Money Market Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      665,680    $2.468799     $ 1,643       1.20%      0.76%     -0.44%

12/31/02      554,718    $2.480419     $ 1,376       1.20%      1.45%      0.25%

12/31/01      633,142    $2.474135     $ 1,566       1.20%      3.95%      2.75%

12/31/00      760,957    $2.408084     $ 1,832       1.20%      5.90%      4.70%

12/31/99      899,105    $2.298031     $ 2,066       1.20%      4.74%      3.54%

Putnam Variable Trust Income Fund
Qualified

                                 Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      379,550    $4.418152     $ 1,677       1.20%      0.72%      3.47%

12/31/02      451,461    $4.270698     $ 1,928       1.20%      4.94%      6.75%

12/31/01      418,101    $3.998620     $ 1,672       1.20%      6.70%      6.05%

12/31/00      440,487    $3.763533     $ 1,658       1.20%      7.02%      6.39%

12/31/99      552,955    $3.526316     $ 1,950       1.20%      7.18%     -3.49%




Putnam Variable Trust Income Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      897,243    $4.370147     $ 3,921       1.20%      5.10%      3.42%

12/31/02    1,110,325    $4.222174     $ 4,688       1.20%      5.26%      6.63%

12/31/01    1,220,712    $3.952898     $ 4,825       1.20%      6.70%      6.08%

12/31/00    1,328,230    $3.720803     $ 4,942       1.20%      7.19%      6.26%

12/31/99    1,582,528    $3.486100     $ 5,517       1.20%      6.56%     -3.31%

Putnam Variable Trust
Growth and Income Fund II
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03    1,253,720    $8.738552     $10,956       1.20%      2.17%     23.78%

12/31/02    1,470,768    $6.925549     $10,186       1.20%      1.79%    -22.28%

12/31/01    1,645,816    $8.632096     $14,207       1.20%      1.71%     -7.83%

12/31/00    1,833,941    $9.305221     $17,065       1.20%      3.45%      5.98%

12/31/99    2,193,483    $8.709781     $19,105       1.20%      2.53%      0.99%




Putnam Variable Trust
Growth and Income Fund II
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      771,994    $7.515906     $ 5,802       1.20%      2.08%     23.82%

12/31/02      899,547    $5.956051     $ 5,358       1.20%      1.84%    -22.33%

12/31/01    1,054,930    $7.414851     $ 7,822       1.20%      1.71%     -7.87%

12/31/00    1,136,128    $7.986523     $ 9,074       1.20%      3.64%      6.19%

12/31/99    1,390,750    $7.476228     $10,398       1.20%      2.50%      0.83%

Putnam Variable Trust
Voyager Fund
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      616,885    $3.430628     $ 2,116       1.20%      0.65%     21.60%

12/31/02      653,240    $2.773989     $ 1,812       1.20%      0.85%    -31.97%

12/31/01      643,967    $3.810490     $ 2,454       1.20%      1.35%    -27.90%

12/31/00      650,099    $4.955634     $ 3,222       1.20%      3.05%    -17.20%

12/31/99      698,305    $5.995276     $ 4,187       1.20%      0.10%     50.15%




Putnam Variable Trust
Voyage Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      601,074    $3.434247     $ 2,064       1.20%      0.64%     22.04%

12/31/02      675,438    $2.776593     $ 1,875       1.20%      0.87%    -32.15%

12/31/01      687,373    $3.805846     $ 2,616       1.20%      1.38%    -28.25%

12/31/00      689,159    $4.949756     $ 3,411       1.20%      2.98%    -17.72%

12/31/99      677,689    $5.988116     $ 4,058       1.20%      0.10%     49.97%

Note 8.  Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following divisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

        Division                                                Amount

        Putnam Variable Trust Growth and Income Fund II -
         Non Qualified                                          $  4,958.42
        Putnam Variable Trust Income Fund - Qualified           $ 85,301.60
        Putnam Variable Trust Income Fund - Non Qualified       $ 36,779.42
        Putnam Variable Trust Voyager Fund - Qualified          $ 85,769.01
        Putnam Variable Trust Voyager Fund - Non-Qualified      $ 12,832.55


In addition, the assets of the following division were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                Amount

        Putnam Variable Trust Money Market - Qualified          $190,121.93
        Putnam Variable Trust Money Market - Non Qualified $ 1,265.11 Putnam Variable Trust Growth and Income Fund II -
         Qualified                                              $223,693.17